Revenue Recognition For Long-Term Contracts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Minimum
Receivables [Line Items]
Completion of long-term contracts	Two
Maximum
Receivables [Line Items]
Completion of long-term contracts	Three